John Hancock Funds II

Short Term Government Income Fund

Total Return Fund (the funds)

Supplement dated June 26, 2019 to the current Prospectus and Statement of Additional Information (SAI), as may be supplemented

At its in-person meeting held on June 24 – 26, 2019, the Board of Trustees (the Board) of John Hancock Funds II approved the closing and liquidation of the above-referenced funds pursuant to a Plan of Liquidation. With respect to each fund, the Board determined that continuation of each fund is not in the best interests of the fund or its shareholders as a result of factors or events adversely affecting the fund’s ability to conduct its business and operations in an economically viable manner. As of the close of business on June 26, 2019, the above-referenced funds have been liquidated.

For more information, please call John Hancock Investment Management at 800-225-5291.

You should read this Supplement in conjunction with the Prospectus and SAI and retain it for your future reference.

John Hancock Funds II

International Growth Stock Fund

International Small Cap Fund

Real Return Bond Fund

Small Company Value Fund (the funds)

Supplement dated June 26, 2019 to the current Prospectus and Statement of Additional Information (SAI), as may be supplemented

At its in-person meeting held on June 24 – 26, 2019, the Board of Trustees (the Board) of John Hancock Funds II approved the closing and liquidation of the above-referenced funds pursuant to a Plan of Liquidation. With respect to each fund, the Board determined that continuation of each fund is not in the best interests of the fund or its shareholders as a result of factors or events adversely affecting the fund’s ability to conduct its business and operations in an economically viable manner. As of the close of business on or around October 18, 2019, there will be no shareholders in these funds, and the funds will be liquidated on such date.

For more information, please call John Hancock Investment Management at 800-225-5291.

You should read this Supplement in conjunction with the Prospectus and SAI and retain it for your future reference.